UNAUDITED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance at Apr. 14, 2020	$ 0
Changes in Stockholders' Equity
Shares subject to possible redemption (In shares)	(12,704,007)
Shares subject to possible redemption	$ (1,270)		$ (127,038,800)		$ (127,040,070)
Net loss	0			$ (311,513)	(311,513)
Ending balance at Dec. 31, 2020	$ 134	$ 339	5,311,049	(311,513)	5,000,009
Ending balance (in shares) at Dec. 31, 2020	1,337,393	3,392,500
Changes in Stockholders' Equity
Shares subject to possible redemption (In shares)	139,904
Shares subject to possible redemption	$ 14		1,399,026		1,399,040
Net loss	0			(1,399,040)	(1,399,040)
Ending balance at Mar. 31, 2021	$ 148	$ 339	$ 6,710,075	$ (1,710,553)	$ 5,000,009
Ending balance (in shares) at Mar. 31, 2021	1,477,297	3,392,500